Related Party Transactions - Additional information (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
R&D Collaboration
Related Party Transactions
Collaboration agreements led to financial impact	€ 41,000	€ 543,000	€ 182,000	€ 1,336,000